GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year Ended December 31,
	2022	2021	2020

	U.S. dollars in thousands
Payroll and related expenses	10,521	11,974	11,159
Share-based payments	3,971	5,732	1,855
Professional services and supply chain	10,787	11,040	9,132
Medical affairs	1,214	1,600	1,052
Office-related expenses	1,434	1,438	1,168
Other	659	581	1,009
	28,586	32,365	25,375